Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	OXUS ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Oxus Acquisition Corp. is filing this Amendment No. 4 to its registration statement on Form S-4 (File No. 333-273967) (the “Registration Statement”) as an exhibits-only filing. Accordingly, this amendment consists only of the facing page, this explanatory note, Item 21 of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Entity Central Index Key	0001852973
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9